Expense Example - Amplify SILJ Covered Call ETF - Amplify SILJ Covered Call ETF	Aug. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240